NOTE 3 - STOCKHOLDERS' DEFICIENCY	3 Months Ended
Jun. 30, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 3 – STOCKHOLDERS’ DEFICIENCY

Common Stock

During the quarter ended June 30, 2013, the Company issued 16,100,000 shares of its common stock in consideration of $805,000 and 200,000 shares of its common stock valued at $5,000 to a consultant as compensation.

On September 26, 2012, the Company entered into a investment agreement with Kodiak Capital Group, LLC (“Kodiak”) whereby the company issued 2,000,000 shares of its common stock in exchange for an option to sell up to $2,000,000 worth of shares of the Company at a price equal to eighty percent (80%) of the lowest daily preceding five days Volume Weighted Average Price at the time of exercise and expires six months from inception. The Company recorded a stock subscription receivable (included in equity) in the amount of $100,000 which was determined to be the fair value of the option on September 26, 2012. On October 24, 2012, Kallo filed a prospectus relating to the resale of up to 50,000,000 shares of common stock issuable to Kodiak for investment banking services pursuant to an Investment Agreement dated September 26th, 2012. The fair value of the option was valued using the following assumptions and estimates in the binomial lattice valuation model: Expected life of 6 months, volatility of 230%, dividend yield of 0% and risk-free interest rate of 0.13%.

The Investment Agreement will terminate when any of the following events occur:

•	Kodiak has purchased an aggregate of $2,000,000 of Kallo common stock or six (6) months after the effective date;

•	Kallo files or otherwise enters an order for relief in bankruptcy; or

•	Kallo common stock ceases to be registered under the Securities Exchange Act of 1934 (the “Exchange Act”).

On June 27, 2011, Kallo registered 10,000,000 shares of its Common Stock, par value $0.00001 per share, under a 2011 Non-Qualified Stock Option Plan (the “2011 Plan”), to be offered and sold to accounts of eligible persons of the Company under the Plan at a proposed maximum offering price per share of $0.15. This 2011 Plan is for persons employed or associated with the Company, including without limitation any employee, director, general partner, officer, attorney, accountant, consultant or advisor, is intended to advance the best interests of the Company by providing additional incentive to those persons who have a substantial responsibility for its management, affairs, and growth by increasing their proprietary interest in the success of the Company, thereby encouraging them to maintain their relationships with the Company. As at June 30, 2013, 7,233,334 shares have been issued under this 2011 Non-Qualified Stock Option Plan.

On September 6, 2012, Kallo registered 50,000,000 shares of its Common Stock, par value $0.00001 per share, under a 2012 Non-Qualified Stock Option Plan (the “2012 Plan”) to be offered and sold to accounts of eligible persons of the Company under the Plan at a proposed maximum offering price per share of $0.04. This 2012 Plan is for persons employed or associated with the Company, including without limitation any employee, director, general partner, officer, attorney, accountant, consultant or advisor, is intended to advance the best interests of the Company by providing additional incentive to those persons who have a substantial responsibility for its management, affairs, and growth by increasing their proprietary interest in the success of the Company, thereby encouraging them to maintain their relationships with the Company. As at June 30, 2013, no shares have been issued under this 2012 Non-Qualified Stock Option Plan.

Stock Split

On February 8, 2008 the Board of Directors approved a three-for-one stock split effective February 25, 2008. All references in the consolidated financial statements and related notes related to the number of shares and per share amounts of the common stock have been retroactively restated to reflect the impact of this stock split.